Stock-Based Compensation - Stock Options Outstanding Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options, Shares	33,649,198
Outstanding Options, Weighted average remaining contractual Life (Years)	4 years
Outstanding Options, Weighted Average Exercise Price	$ 29.31
Exercisable Options, Shares	28,923,260
Exercisable Options, Weighted Average Exercise Price	$ 28.79
Exercise Prices Range $11.02-$15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 11.02
Upper range limit of Exercise Prices	$ 15.00
Outstanding Options, Shares	3,366,770
Outstanding Options, Weighted average remaining contractual Life (Years)	4 years 1 month 6 days
Outstanding Options, Weighted Average Exercise Price	$ 11.33
Exercisable Options, Shares	3,366,770
Exercisable Options, Weighted Average Exercise Price	$ 11.33
Exercise Prices Range $15.01-$20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 15.01
Upper range limit of Exercise Prices	$ 20.00
Outstanding Options, Shares	161,742
Outstanding Options, Weighted average remaining contractual Life (Years)	1 year 3 months 18 days
Outstanding Options, Weighted Average Exercise Price	$ 19.57
Exercisable Options, Shares	161,742
Exercisable Options, Weighted Average Exercise Price	$ 19.57
Exercise Prices Range $20.01-$25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 20.01
Upper range limit of Exercise Prices	$ 25.00
Outstanding Options, Shares	2,513,347
Outstanding Options, Weighted average remaining contractual Life (Years)	5 years 1 month 6 days
Outstanding Options, Weighted Average Exercise Price	$ 23.85
Exercisable Options, Shares	2,505,271
Exercisable Options, Weighted Average Exercise Price	$ 23.84
Exercise Prices Range $25.01-$30.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 25.01
Upper range limit of Exercise Prices	$ 30.00
Outstanding Options, Shares	9,825,343
Outstanding Options, Weighted average remaining contractual Life (Years)	4 years 7 months 6 days
Outstanding Options, Weighted Average Exercise Price	$ 28.95
Exercisable Options, Shares	7,101,828
Exercisable Options, Weighted Average Exercise Price	$ 29.06
Exercise Prices Range $30.01-$35.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 30.01
Upper range limit of Exercise Prices	$ 35.00
Outstanding Options, Shares	11,611,190
Outstanding Options, Weighted average remaining contractual Life (Years)	3 years 4 months 24 days
Outstanding Options, Weighted Average Exercise Price	$ 32.13
Exercisable Options, Shares	10,798,653
Exercisable Options, Weighted Average Exercise Price	$ 31.99
Exercise Prices Range $35.01-$40.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 35.01
Upper range limit of Exercise Prices	$ 40.00
Outstanding Options, Shares	4,988,996
Outstanding Options, Weighted average remaining contractual Life (Years)	2 years 1 month 6 days
Outstanding Options, Weighted Average Exercise Price	$ 36.04
Exercisable Options, Shares	4,988,996
Exercisable Options, Weighted Average Exercise Price	$ 36.04
Exercise Prices Range $40.01-$41.61 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower range limit of Exercise Prices	$ 40.01
Upper range limit of Exercise Prices	$ 41.61
Outstanding Options, Shares	1,181,810
Outstanding Options, Weighted average remaining contractual Life (Years)	9 years 1 month 6 days
Outstanding Options, Weighted Average Exercise Price	$ 40.32